CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Cash and cash equivalents at beginning of the year	€ 647,706	€ 457,784	€ 182,753
Cash flows from operating activities:
Profit before taxes	802,944	746,156	567,353
Amortization and depreciation	288,748	260,606	247,717
Provision accruals	15,573	13,473	82,418
Result from investments	(2,665)	(2,437)	(3,066)
Net finance costs	23,563	29,260	27,729
Other non-cash expenses/(income)	33,012	43,453	(38,465)
Net gains on disposal of property, plant and equipment and intangible assets	(283)	(2,585)	(2,652)
Change in inventories	(4,638)	(88,483)	(33,187)
Change in trade receivables	26,890	(1,745)	(88,847)
Change in trade payables	40,317	29,333	106,163
Change in receivables from financing activities	(107,353)	(44,123)	404,568
Change in other operating assets and liabilities	(83,013)	(72,803)	7,149
Finance income received	2,657	4,402	2,684
Finance costs paid	(13,966)	(36,222)	(22,239)
Income tax paid	(87,745)	(215,486)	(252,026)
Total	934,041	662,799	1,005,299
Cash flows used in investing activities:
Investments in property, plant and equipment	(300,794)	(188,904)	(175,647)
Investments in intangible assets	(337,542)	(202,506)	(166,340)
Proceeds from the sale of property, plant and equipment and intangible assets	1,392	3,663	2,931
Proceeds from exercising the Delta Topco option	0	8,307	0
Proceeds from the sale of a majority stake in FFS GmbH	0	0	18,595
Total	(636,944)	(379,440)	(320,461)
Cash flows used in financing activities:
Proceeds from securitizations, net of repayments	94,709	141,115	462,700
Net change in other bank borrowings	(3,584)	4,385	(211,832)
Net change in other debt	(7,988)	(8,280)	15,847
Proceeds from bonds	0	694,172	490,729
Repayment of Term Loan	0	(795,254)	(700,846)
Repayment of Bridge Loan	0	0	(500,000)
Net change in deposits in FCA Group cash management pools and financial liabilities with FCA Group	0	0	135,094
Dividends to owners of the parent	(133,095)	0	0
Cash distribution of reserves	0	(119,985)	(86,905)
Share repurchases	(100,093)	0	0
Dividends paid to non-controlling interest	(2,040)	(1,218)	(17,207)
Change in equity	0	0	1,384
Total	(152,091)	(85,065)	(411,036)
Translation exchange differences	952	(8,372)	1,229
Total change in cash and cash equivalents	145,958	189,922	275,031
Cash and cash equivalents at end of the year	€ 793,664	€ 647,706	€ 457,784